Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 9,011	$ 9,296
Additions	1,126	478
Disposals	(13)	(7)
Amortization	(272)	(275)
Acquisition of NLC		1,428
Impairment		(1,422)
Translation adjustment	386	(487)
Balance at end of year	10,238	9,011
Intangible assets and goodwill	10,238	9,011
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	12,089	10,550
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,851)	(1,539)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,208	3,298
Translation adjustment	(19)	(90)
Balance at end of year	3,189	3,208
Intangible assets and goodwill	3,189	3,208
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	3,189	3,208
Ifrs Concessions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,223	5,391
Additions	1,087	431
Disposals	(13)	(7)
Amortization	(229)	(240)
Acquisition of NLC		1,428
Impairment		(1,422)
Translation adjustment	366	(358)
Balance at end of year	6,434	5,223
Intangible assets and goodwill	6,434	5,223
Ifrs Concessions [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	7,808	6,332
Ifrs Concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,374)	(1,109)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	86	76
Additions	39	47
Amortization	(43)	(35)
Translation adjustment	5	(2)
Balance at end of year	87	86
Intangible assets and goodwill	87	86
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	564	516
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(477)	(430)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	494	531
Translation adjustment	34	(37)
Balance at end of year	528	494
Intangible assets and goodwill	528	494
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	$ 528	$ 494